UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		10/20/04

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	149329

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN
PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 16 19000SH Sole 19000 0
AmSouth Bancorporation Common 032165102	1546 63400SH Sole 63400	0
Analogic Corp New Common 032657207 1235	29634SH Sole 29634 0
Analogic Corp New Common 032657207 179 4300SH Other 01 0 4300
Bank Of America Corp Common 060505104 693 16000SH Sole 16000 0
Chaoda Modern Agric Common G2046Q107 14388 43208260SH Sole 43208260 0
Chaoda Modern Agric Common G2046Q107 2661 7993625SH Other 0 7993625
Chevrontexaco Corp Common 166764100 278	5200SH Sole 5200 0
China Pharmaceutical Grou Common Y15018131 1578	6861000SH Sole 6861000 0
China Pharmaceutical Grou Common Y15018131 230 1000000SH Other 01 0 1000000
Citigroup, Inc. Common 172967101 5920 134195SH Sole 134195 0
Citigroup, Inc. Common 172967101 1428 32375SH Other 01 0 32375
Clear Channel Communicati Common 184502102 389 12500SH Sole 12500 0
Directv Group Inc Common 25459L106 3666	208422SH Sole 208422 0
Directv Group Inc Common 25459L106 733 41725SH Other 01 0 41725
Dragon Oil Ord Common G2828W132 42 56200SH Sole 56200 0
Dragon Oil Ord Common G2828W132 44 58800SH Other 01 0 58800
Eiker Sparebank Asa Prima Common R1984E108 503 15485SH Sole 15485 0
Eiker Sparebank Asa Prima Common R1984E108 87 2700SH Other 01 0	2700
Elan Corp Plc Sponsored ADR 284131208 234 10000SH Sole 10000 0
Exxon Mobil Corporation Common 30231G102 256 5312SH Sole 5312 0
Freeport-Mcmoran Copper & Preferred D 35671D865 475 65100SH Sole 65100	0
Hang Ten Group Common G42856107 0 333444SH Other 01 0 333444
Hanover Direct Common 410783104	67 47950SH Other 01 0 47950
Hibernia Corp Class A 428656102	554 21000SH Sole 21000	0
Huaneng Power Common Y3744A105 37 46000SH Sole 46000 0
Icici Bk Ltd Sponsored ADR 45104G104 1656 120000SH Sole 120000 0
Icici Bk Ltd Sponsored ADR 45104G104 289 21000SH Other 01 0 21000
Indre Sogn Sparebanka Common R3409A109 136 7830SH Sole 7830 0
Indre Sogn Sparebanka Common R3409A109 57 3300SH Other 01 0 3300
Intrawest Corporation Sponsored ADR 460915200 8452 446300SH Sole 446300	0
Intrawest Corporation Sponsored ADR 460915200 1574 83126SH Other 01 0 83126
Jiangsu Expressway  Co Common Y4443L103 36 85000SH Sole 85000 0
Johnson & Johnson Common 478160104 411 7307SH Sole 7307	0
Kimberly Clark De   Mexic Common P60694117 33 11500SH Sole 11500 0
Murphy Oil Corp Common 626717102 347 4000SH Sole 4000 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 3092 154800SH Sole 154800 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 1494 74800SH Other 01 0 74800
Orkla A/S Nok25 Series A R67787102 459 16640SH Sole 16640 0
People S Food Holdings Common G7000R108 8672 12586700SH Sole 12586700 0
People S Food Holdings Common G7000R108 1658 2407000SH Other 01	0 2407000
Petrochina Sponsored ADR 71646E100 21361 397350SH Sole 397350 0
Petrochina Sponsored ADR 71646E100 4096	76200SH Other 01 0 76200
Petrokazahstan Inc Sponsored ADR 71649P102 17381 507195SH Sole 507195 0
Petrokazahstan Inc Sponsored ADR 71649P102 3320	96892SH Other 01 0 96892
Pt Berlina Shs Common Y7119G167 16 107500SH Sole 107500	0
Pt Indofarma Perserotbk Common Y7131M101 8 800000SH Sole 800000	0
Regions Finl Corp Common 758940100 392 11883SH Sole 11833 0
Sembcorp Inds Common Y79711100 34 39000SH Sole 39000 0
Sinolink Worldwide Hldgs Common G8165B102 8982	79490800SH Sole 79490800 0
Sinolink Worldwide Hldgs Common G8165B102 1841 16300000SH Other 01 0 16300000
Sparebanken Nord Norge Common R8288N106 1343 38885SH Sole 38885	0
Sparebanken Nord Norge Common R8288N106 158 4600SH Other 01 0 4600
Stada Arzneimittel Common D76226113 3023 136000SH Sole 136000 0
Stada Arzneimittel Common D76226113 613	27600SH Other 01 0 27600
Swisscom Sponsored ADR 871013108 746 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 190 5500SH Other 01 0 5500
Tenon Ltd Preferred Q8983K101 1259 904727SH Sole 904727	0
Tenon Ltd Preferred Q8983K101 243 175000SH Other 01 0 175000
Tenon Ltd Common Q8983K127 5215	3746994SH Sole 3746994	0
Tenon Ltd Common Q8983K127 1092	785000SH Other 01 0 785000
Totens Sparebank Common	R92151100 981 44050SH Sole 44050 0
Totens Sparebank Common	R92151100 153 6900SH Other 01 0	6900
Trustmark Corp Common 898402102	1584 50986SH Sole 50986	0
United Food Holdings Common G9232V105 5096 22550900SH Sole 22550900 0
United Food Holdings Common G9232V105 1017 4501400SH Other 01 0	4501400
United Technologies Corp Common	913017109 225 2412SH Sole 2412 0
Wah Sang Gas Common G9419C128 2790 34028000SH Sole 34028000 0
Wah Sang Gas Common G9419C128 520 6350000SH Other 01 0 6350000
Wal Mart De Mexico Common P98180105 45 13100SH Sole 13100 0
        			149329